Property and Equipment (Schedule of Property and Equipment ) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 628,826		$ 628,826		$ 521,988	$ 63,312
Accumulated depreciation	(160,827)		(160,827)		(76,454)	(9,559)
Property and equipment, net	467,999		467,999		445,534	53,753
Depreciation	30,436	$ 22,952	$ 84,373	$ 41,850	$ 66,895	6,348
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			7 years		7 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	55,275		$ 55,275		$ 50,391	10,780
Estimated useful lives					7 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Total	32,485		32,485		$ 24,174	13,175
Estimated useful lives					5 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 541,066		$ 541,066		$ 447,423	$ 39,357
Estimated useful lives					5 years